Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares/Principal/ Contract Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.4%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $10,796,507)	5,798,605	GBP	$10,457,850
Bank Loans and Mezzanine Loans– 2.7%
Communications – 0.6%
Lorca Finco PLC,
Euro Interbank Offered Rate 3 Month + 4.2500%, 4.2500%, 9/17/27‡	3,000,000	EUR	3,519,225
NewCo I BV,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 1/31/29ƒ,‡	2,950,000	EUR	3,464,549
UPC Broadband Holding BV,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 1/31/29ƒ,‡	2,950,000	EUR	3,464,549
Ziggo BV, Euro Interbank Offered Rate 3 Month + 3.0000%, 3.0000%, 1/31/29‡	3,000,000	EUR	3,493,615
			13,941,938
Consumer Cyclical – 0.7%
Loire Finco Luxembourg,
Euro Interbank Offered Rate 3 Month + 2.7500%, 2.7500%, 4/21/27‡	2,850,000	EUR	3,320,238
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.0000%, 3.1085%, 4/21/27‡	$4,803,791		4,741,726
Stars Group Holdings BV,
Euro Interbank Offered Rate 3 Month + 3.7500%, 3.7025%, 7/10/25ƒ,‡	7,900,000	EUR	9,292,488
			17,354,452
Consumer Non-Cyclical – 0.5%
CAB SELAS, Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 2/9/28‡	3,330,000	EUR	3,878,928
Refresco Holding BV,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 3/28/25‡	3,000,000	EUR	3,509,621
Synlab Bondco PLC,
Euro Interbank Offered Rate 3 Month + 3.7500%, 3.2500%, 7/1/27‡	3,250,000	EUR	3,792,677
			11,181,226
Technology – 0.9%
Acuris Finance US Inc, ICE LIBOR USD 1 Month + 4.0000%, 4.5000%, 2/16/28ƒ,‡	3,793,000		3,759,811
I-Logic Technologies Bidco Ltd,
Euro Interbank Offered Rate 3 Month + 4.0000%, 4.0000%, 2/16/28ƒ,‡	5,950,000	EUR	6,981,331
McAfee LLC,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 9/30/24‡	2,453,800	EUR	2,878,606
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 3.8980%, 9/30/24‡	1,896,905		1,896,430
RealPage Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 2/18/28ƒ,‡	4,885,094		4,859,985
			20,376,163
Total Bank Loans and Mezzanine Loans (cost $62,736,525)			62,853,779
Corporate Bonds– 63.1%
Banking – 9.4%
Bank of America Corp,
Canada Bankers Acceptances 3 Month + 1.2020%, 3.4070%, 9/20/25‡	2,500,000	CAD	2,127,855
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	8,000,000	EUR	11,383,600
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	9,780,000		12,298,350
Barclays PLC, USD SWAP SEMI 30/360 5YR + 4.8420%, 7.7500%‡,µ	1,500,000		1,636,800
BNP Paribas SA, 1.8750%, 12/14/27	7,000,000	GBP	9,810,980
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.2900%, 7.1950% (144A)‡,µ	2,100,000		2,252,250
Cooperatieve Radobank UA, EUR SWAP ANNUAL 5 YR + 3.7020%, 3.2500%‡,µ	6,600,000	EUR	7,913,251
Credit Suisse Group AG, USD SWAP SEMI 30/360 5YR + 4.5980%, 7.5000%‡,µ	8,850,000		9,578,603
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	4,347,111
ING Groep NV, USD SWAP SEMI 30/360 5YR + 4.4460%, 6.5000%‡,µ	4,750,000		5,230,937
ING Groep NV, US Treasury Yield Curve Rate 5 Year + 4.3420%, 5.7500%‡,µ	1,916,000		2,089,877
JPMorgan Chase & Co, 4.5000%, 1/30/26	6,950,000	AUD	5,981,158
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	3,644,373
Lloyds Banking Group PLC, 1.8750%, 1/15/26	6,000,000	GBP	8,427,524
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,831,895
Lloyds Banking Group PLC, 4.3750%, 3/22/28	3,000,000		3,367,159
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	1,508,000	GBP	2,073,770
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	5,486,000		7,076,940
Lloyds Banking Group PLC, USD SWAP SEMI 30/360 5YR + 4.7600%, 7.5000%‡,µ	2,000,000		2,230,000
Lloyds Banking Group PLC, USD SWAP SEMI 30/360 5YR + 4.4960%, 7.5000%‡,µ	4,500,000		5,141,250
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	7,500,000		8,215,969
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	2,132,381
Nationwide Building Society,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.6250%, 5.7500%‡,µ	11,610,000	GBP	17,655,528
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 5.6250%, 6.0000%‡,µ	970,000		1,064,284

Shares/Principal/ Contract Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.9850%, 5.1250%‡,µ	11,360,000	GBP	$16,441,528
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	$3,500,000		3,950,775
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	2,600,000		2,888,080
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	11,700,000	GBP	17,170,590
Stichting AK Rabobank Certificaten, 2.1880%‡,µ	14,167,200	EUR	21,512,520
UBS Group AG, USD SWAP SA (VS 6M) 5Y + 4.8660%, 7.0000%‡,µ	3,730,000		4,252,200
Wells Fargo & Co, 3.7000%, 7/27/26	6,000,000	AUD	4,963,693
Wells Fargo & Co, 4.0000%, 4/27/27	11,000,000	AUD	9,160,597
			217,851,828
Basic Industry – 2.8%
Argentum Netherlands BV for Givaudan SA, 2.0000%, 9/17/30	3,600,000	EUR	4,858,761
Firmenich Productions SAS, 1.7500%, 4/30/30	11,030,000	EUR	14,066,707
Givaudan Finance Europe BV, 1.6250%, 4/22/32	7,330,000	EUR	9,586,991
International Flavors & Fragrances Inc, 1.8000%, 9/25/26	390,000	EUR	490,373
International Flavors & Fragrances Inc, 4.4500%, 9/26/28	1,212,000		1,373,782
Nutrition & Biosciences Inc, 2.3000%, 11/1/30 (144A)	14,284,000		13,845,554
Smurfit Kappa Acquisitions ULC, 2.8750%, 1/15/26	5,673,000	EUR	7,385,670
Smurfit Kappa Treasury ULC, 1.5000%, 9/15/27	7,370,000	EUR	9,086,910
Symrise AG, 1.3750%, 7/1/27	4,000,000	EUR	4,942,550
			65,637,298
Brokerage – 0.3%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		7,142,015
Capital Goods – 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 2.1250%, 8/15/26	1,500,000	EUR	1,752,545
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	9,208,000		9,392,897
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	2,889,000		2,947,011
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,934,676
Ball Corp, 2.8750%, 8/15/30	19,689,000		18,965,429
Vertical Midco GmbH, 4.3750%, 7/15/27 (144A)	3,500,000	EUR	4,310,104
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	2,492,000		2,608,813
			41,911,475
Communications – 18.0%
Activision Blizzard Inc, 1.3500%, 9/15/30	2,011,000		1,816,714
Altice France SA/France, 5.8750%, 2/1/27	4,910,000	EUR	6,131,671
Altice France SA/France, 5.5000%, 1/15/28 (144A)	2,693,000		2,759,625
American Tower Corp, 3.6000%, 1/15/28	7,580,000		8,184,480
American Tower Corp, 3.8000%, 8/15/29	8,686,000		9,456,927
American Tower Corp, 2.9000%, 1/15/30	8,127,000		8,261,513
AT&T Inc, 2.7500%, 6/1/31	14,880,000		14,820,285
Cable One Inc, 4.0000%, 11/15/30 (144A)	5,303,000		5,245,728
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,068,000		3,290,430
CCO Holdings LLC / CCO Holdings Capital Corp, 4.7500%, 3/1/30 (144A)	3,159,000		3,273,514
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	418,000		426,026
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	7,968,000		7,985,689
Cellnex Telecom SA, 1.8750%, 6/26/29	17,600,000	EUR	21,006,658
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.2000%, 3/15/28	13,160,000		14,506,090
Comcast Corp, 1.5000%, 2/20/29	2,850,000	GBP	3,896,291
Comcast Corp, 1.8750%, 2/20/36	2,460,000	GBP	3,297,712
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		2,051,972
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		2,167,872
Crown Castle International Corp, 3.1000%, 11/15/29	5,601,000		5,781,345
Crown Castle International Corp, 3.3000%, 7/1/30	6,929,000		7,252,902
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		4,332,852
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	4,527,000		5,002,335
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	4,201,000		4,172,769
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	2,243,000		2,114,028
Deutsche Telekom AG, 1.3750%, 7/5/34	7,300,000	EUR	9,179,677
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,571,009
Dolya Holdco, 4.8750%, 7/15/28 (144A)	2,180,000	GBP	3,095,054
Eircom Finance DAC, 3.5000%, 5/15/26	16,775,000	EUR	19,999,743
Eircom Finance DAC, 2.6250%, 2/15/27	4,275,000	EUR	4,900,051
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	7,400,000		7,270,500
Lamar Media Corp, 3.6250%, 1/15/31 (144A)	1,541,000		1,488,683
Lorca Telecom Bondco SA, 4.0000%, 9/18/27 (144A)	2,790,000	EUR	3,353,025
Netflix Inc, 4.8750%, 4/15/28	3,176,000		3,592,850
Netflix Inc, 3.8750%, 11/15/29	2,980,000	EUR	4,159,092
Netflix Inc, 3.6250%, 6/15/30	6,030,000	EUR	8,265,712
Netflix Inc, 4.8750%, 6/15/30 (144A)	2,143,000		2,467,750
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	5,002,345

Shares/Principal/ Contract Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Orange SA, 2.0000%, 1/15/29	3,100,000	EUR	$4,099,128
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	7,006,149
Orange SA, 3.2500%, 1/15/32	2,900,000	GBP	4,495,488
SBA Communications Corp, 3.1250%, 2/1/29 (144A)	$5,373,000		5,164,259
Sirius XM Radio Inc, 5.0000%, 8/1/27 (144A)	2,106,000		2,209,299
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	6,067,000		6,559,944
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	6,171,000		6,178,097
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	1,350,403
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		992,029
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,742,046
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	9,017,000		9,786,691
T-Mobile USA Inc, 4.3750%, 4/15/40 (144A)	7,850,000		8,721,821
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	3,326,000		3,087,027
Vantage Towers AG, 0.7500%, 3/31/30	7,100,000	EUR	8,298,444
Verizon Communications Inc, 4.5000%, 8/17/27	12,840,000	AUD	11,086,450
Verizon Communications Inc, 4.0160%, 12/3/29	3,420,000		3,825,447
Verizon Communications Inc, 2.6500%, 5/6/30	10,200,000	AUD	7,503,009
Verizon Communications Inc, 2.5500%, 3/21/31	6,167,000		6,161,404
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	3,109,000		3,105,114
Virgin Media Secured Finance PLC, 5.2500%, 5/15/29	7,229,000	GBP	10,637,037
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	3,433,933
Virgin Media Vendor Financing Notes III DAC, 4.8750%, 7/15/28	7,960,000	GBP	11,301,207
VMED O2 UK Financing I PLC, 4.0000%, 1/31/29 (144A)	5,550,000	GBP	7,630,982
Vodafone Group PLC, 3.2500%, 12/13/22	3,600,000	AUD	2,850,918
Vodafone Group PLC, 4.3750%, 5/30/28	9,700,000		11,139,796
Vodafone Group PLC, 1.6000%, 7/29/31	1,500,000	EUR	1,915,253
VZ Vendor Financing II BV, 2.8750%, 1/15/29 (144A)	11,730,000	EUR	13,479,439
WMG Acquisition Corp, 2.7500%, 7/15/28 (144A)	4,310,000	EUR	5,149,399
WMG Acquisition Corp, 3.8750%, 7/15/30 (144A)	1,990,000		2,009,194
WMG Acquisition Corp, 3.0000%, 2/15/31 (144A)	6,923,000		6,578,927
Ziggo BV, 4.8750%, 1/15/30 (144A)	8,200,000		8,381,507
Ziggo BV, 3.3750%, 2/28/30	6,800,000	EUR	7,854,035
			417,314,795
Consumer Cyclical – 8.6%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	11,578,000		11,172,770
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	8,224,000		8,209,197
Arches Buyer Inc, 6.1250%, 12/1/28 (144A)	2,478,000		2,552,340
Booking Holdings Inc, 1.8000%, 3/3/27	6,010,000	EUR	7,659,193
Boyd Gaming Corp, 8.6250%, 6/1/25 (144A)	3,276,000		3,642,912
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	7,312,343
Co-Operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	4,666,750
Co-Operative Group Ltd, 5.1250%, 5/17/24	5,900,000	GBP	8,732,322
CPUK Finance Ltd, 4.2500%, 8/28/22	197,917	GBP	272,421
CPUK Finance Ltd, 4.8750%, 8/28/25	5,810,000	GBP	8,068,555
CPUK Finance Ltd, 6.5000%, 8/28/26	2,830,000	GBP	4,115,725
Expedia Group Inc, 2.9500%, 3/15/31 (144A)	4,595,000		4,532,048
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	8,562,000		9,608,231
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	9,263,000		9,407,325
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	1,280,432
GLP Capital LP / GLP Financing II Inc, 5.7500%, 6/1/28	1,482,000		1,709,591
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	3,300,000		3,699,135
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	1,832,000		1,905,738
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	3,880,000		4,344,436
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	1,439,000		1,585,059
Levi Strauss & Co, 5.0000%, 5/1/25	1,554,000		1,584,272
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)	4,792,000		4,624,280
Marriott International Inc, 5.7500%, 5/1/25	7,051,000		8,090,973
McDonald's Corp, 3.4500%, 9/8/26	9,200,000	AUD	7,582,173
Motion Finco Sarl, 7.0000%, 5/15/25	840,000	EUR	1,037,922
Motion Finco Sarl, 7.0000%, 5/15/25 (144A)	1,550,000	EUR	1,915,213
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		7,251,907
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		2,139,961
Service Corp International/US, 3.3750%, 8/15/30	4,333,000		4,229,225
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	461,578
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	8,891,367
Sodexo SA, 1.0000%, 4/27/29	5,300,000	EUR	6,498,875
Stars Group Holdings BV / Stars Group US Co-Borrower LLC,
7.0000%, 7/15/26 (144A)	10,700,000		11,181,500
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	4,639,568
Verisure Holding AB, 3.8750%, 7/15/26 (144A)	4,760,000	EUR	5,753,761
Verisure Holding AB, 3.2500%, 2/15/27 (144A)	2,490,000	EUR	2,941,658
Verisure Midholding AB, 5.2500%, 2/15/29 (144A)	3,345,000	EUR	4,051,764
VICI Properties LP / VICI Note Co Inc, 3.7500%, 2/15/27 (144A)	707,000		707,000
VICI Properties LP / VICI Note Co Inc, 4.6250%, 12/1/29 (144A)	2,400,000		2,489,664

Shares/Principal/ Contract Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
VICI Properties LP / VICI Note Co Inc, 4.1250%, 8/15/30 (144A)	$1,249,000		$1,259,866
Walmart Inc, 3.7000%, 6/26/28	6,620,000		7,445,437
			199,254,487
Consumer Non-Cyclical – 11.2%
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	2,414,178
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,985,279
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		455,569
Aramark Services Inc, 4.7500%, 6/1/26	1,613,000		1,658,164
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	3,000,000		3,113,250
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	5,671,124
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	6,659,000		6,954,393
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		4,305,458
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		5,496,391
CAB SELAS, 3.3750%, 2/1/28 (144A)	2,060,000	EUR	2,406,365
Catalent Pharma Solutions Inc, 3.1250%, 2/15/29 (144A)	4,016,000		3,855,360
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	4,069,397
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		5,344,366
Constellation Brands Inc, 3.5000%, 5/9/27	4,000,000		4,363,281
Constellation Brands Inc, 3.1500%, 8/1/29	13,870,000		14,527,805
Constellation Brands Inc, 2.8750%, 5/1/30	2,382,000		2,433,866
Cott Holdings Inc, 5.5000%, 4/1/25 (144A)	1,336,000		1,373,141
DaVita Inc, 4.6250%, 6/1/30 (144A)	3,808,000		3,879,819
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,670,962
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	9,393,397
Elanco Animal Health Inc, 5.9000%, 8/28/28	7,370,000		8,355,737
Grifols SA, 2.2500%, 11/15/27	8,310,000	EUR	9,853,724
HCA Inc, 5.0000%, 3/15/24	67,000		74,548
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,821,733
HCA Inc, 4.1250%, 6/15/29	9,349,000		10,360,424
HCA Inc, 3.5000%, 9/1/30	1,690,000		1,704,314
HCA Inc, 5.1250%, 6/15/39	5,610,000		6,737,695
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,525,610
Heineken NV, 1.5000%, 10/3/29	2,650,000	EUR	3,394,421
Heineken NV, 2.2500%, 3/30/30	1,800,000	EUR	2,430,790
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,749,224
Hologic Inc, 3.2500%, 2/15/29 (144A)	9,236,000		9,120,550
Iceland Bondco PLC, 4.3750%, 5/15/28 (144A)	3,390,000	GBP	4,510,623
IQVIA Inc, 5.0000%, 5/15/27 (144A)	4,897,000		5,170,228
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	3,580,000		4,135,292
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		982,999
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,871,265
LVMH Moet Hennessy Louis Vuitton SE, 0.7500%, 5/26/24	5,000,000	EUR	6,029,831
McCormick & Co Inc/MD, 3.4000%, 8/15/27	6,433,000		6,973,234
Mondelez International Inc, 2.7500%, 4/13/30	666,000		679,944
Nestle Finance International Ltd, 2.2500%, 11/30/23	6,600,000	GBP	9,529,134
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		15,770,562
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,814,468
Sunshine Mid BV, 6.5000%, 5/15/26	2,490,000	EUR	3,021,951
Synlab Bondco PLC,
Euro Interbank Offered Rate 3 Month + 4.7500%, 4.7500%, 7/1/25‡	7,200,000	EUR	8,553,783
Sysco Corp, 3.5500%, 3/15/25	3,088,000		3,339,110
Tesco PLC, 6.1500%, 11/15/37 (144A)	9,601,000		12,115,659
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	1,368,000		1,592,671
Thermo Fisher Scientific Inc, 2.3750%, 4/15/32	1,600,000	EUR	2,189,509
Unilever PLC, 1.5000%, 7/22/26	3,700,000	GBP	5,259,824
Upjohn Inc, 2.7000%, 6/22/30 (144A)	6,345,000		6,265,578
Wm Morrison Supermarkets PLC, 3.5000%, 7/27/26	1,997,000	GBP	3,055,090
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,724,340
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		4,381,324
			258,466,754
Government Sponsored – 0.9%
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	10,000,000	AUD	8,408,690
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	11,500,063
			19,908,753
Insurance – 3.1%
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,859,004
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	3,486,197
AXA SA, ICE LIBOR GBP 3 Month + 3.2700%, 5.6250%, 1/16/54‡	1,530,000	GBP	2,637,751
BUPA Finance PLC, 5.0000%, 12/8/26	8,200,000	GBP	13,085,300
BUPA Finance PLC, 4.1250%, 6/14/35	13,150,000	GBP	19,519,089
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,869,566
Centene Corp, 2.5000%, 3/1/31	14,398,000		13,750,378

Shares/Principal/ Contract Amounts			Value
Corporate Bonds– (continued)
Insurance– (continued)
Legal & General Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.2500%, 4.5000%, 11/1/50‡	920,000	GBP	$1,409,213
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,291,607
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,977,772
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	3,763,687
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	1,203,366
			71,852,930
Real Estate Investment Trusts (REITs) – 0.3%
Digital Intrepid Holdings BV, 0.6250%, 7/15/31	4,710,000	EUR	5,330,831
Digital Realty Trust LP, 4.7500%, 10/1/25	$1,900,000		2,159,806
			7,490,637
Supranational – 0.4%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	7,920,344
Technology – 6.3%
Autodesk Inc, 2.8500%, 1/15/30	10,745,000		11,025,548
Broadcom Inc, 4.1100%, 9/15/28	3,754,000		4,104,062
Broadcom Inc, 4.1500%, 11/15/30	3,810,000		4,112,362
Broadcom Inc, 2.6000%, 2/15/33 (144A)	5,235,000		4,876,591
Broadcom Inc, 3.7500%, 2/15/51 (144A)	3,754,000		3,589,635
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,068,000		4,954,984
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	9,310,000		11,021,614
Dell International LLC / EMC Corp, 6.2000%, 7/15/30 (144A)	2,990,000		3,712,697
Equinix Inc, 3.2000%, 11/18/29	9,789,000		10,177,085
Equinix Inc, 3.0000%, 7/15/50	4,397,000		3,875,166
Fiserv Inc, 2.2500%, 7/1/25	1,310,000	GBP	1,894,740
Fiserv Inc, 3.5000%, 7/1/29	6,240,000		6,730,459
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	4,377,487
Gartner Inc, 3.7500%, 10/1/30 (144A)	2,601,000		2,579,490
Global Payments Inc, 2.6500%, 2/15/25	2,398,000		2,519,529
Global Payments Inc, 3.2000%, 8/15/29	3,880,000		4,086,460
Global Payments Inc, 2.9000%, 5/15/30	6,188,000		6,316,937
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	7,531,000		7,445,147
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		2,083,660
MSCI Inc, 3.6250%, 9/1/30 (144A)	4,598,000		4,675,476
Oracle Corp, 2.9500%, 4/1/30	5,490,000		5,660,992
PayPal Holdings Inc, 2.8500%, 10/1/29	2,440,000		2,542,075
Qorvo Inc, 3.3750%, 4/1/31 (144A)	3,305,000		3,238,536
Rackspace Technology Inc, 3.5000%, 2/15/28 (144A)	3,256,000		3,129,504
Rackspace Technology Inc, 5.3750%, 12/1/28 (144A)#	2,240,000		2,277,688
salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,515,280
VMware Inc, 3.9000%, 8/21/27	4,698,000		5,129,353
VMware Inc, 4.7000%, 5/15/30	14,565,000		16,788,784
			145,441,341
Total Corporate Bonds (cost $1,384,766,052)			1,460,192,657
Foreign Government Bonds– 23.8%
Australia Government Bond, 2.7500%, 4/21/24	53,129,000	AUD	43,572,593
Australia Government Bond, 0.2500%, 11/21/25	27,500,000	AUD	20,496,120
Australia Government Bond, 2.2500%, 5/21/28	28,000,000	AUD	22,692,359
Australia Government Bond, 3.2500%, 4/21/29	54,000,000	AUD	46,644,257
Australia Government Bond, 1.5000%, 6/21/31	28,000,000	AUD	20,689,617
Australia Government Bond, 2.7500%, 5/21/41	30,000,000	AUD	23,610,601
Canadian Government Bond, 1.7500%, 3/1/23	65,000,000	CAD	53,236,371
Canadian Government Bond, 0.5000%, 12/1/30	77,000,000	CAD	55,647,744
European Investment Bank, 3.2500%, 1/29/24	17,000,000		18,349,632
Federal Republic of Germany Bond, 0%, 2/15/30	30,000,000	EUR	36,381,187
Federal Republic of Germany Bond, 0%, 8/15/50	24,500,000	EUR	26,675,901
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31 (144A)	260,000,000	SEK	28,927,864
New Zealand Government Bond, 2.7500%, 4/15/25	66,000,000	NZD	49,783,515
New Zealand Government Bond, 0.5000%, 5/15/26	30,000,000	NZD	20,445,662
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	15,522,290
United Kingdom Gilt, 0.5000%, 7/22/22	33,000,000	GBP	45,778,243
United Kingdom Gilt, 0.1250%, 1/30/26	17,000,000	GBP	23,142,285
Total Foreign Government Bonds (cost $544,025,784)			551,596,241
United States Treasury Notes/Bonds– 1.9%
0.5000%, 2/28/26((cost $45,540,360)	46,000,000		45,101,562
Investment Companies– 6.8%
Money Markets – 6.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $156,565,900)	156,551,648		156,567,303
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	1,386,000		1,386,000

Shares/Principal/ Contract Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0300%, 4/1/21	$346,500	$346,500
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,732,500)		1,732,500
Exchange-Traded Purchased Options – Calls– 0%
US 10 Year Treasury Note Future (TYM1) ,
Notional amount $164,063, premiums paid $232,901, unrealized depreciation $(68,838), exercise price $135.00, expires 5/21/21*	2,100	164,063
Total Investments (total cost $2,206,396,529) – 98.8%		2,288,665,955
Cash, Receivables and Other Assets, net of Liabilities – 1.2%		26,955,026
Net Assets – 100%		$2,315,620,981

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$958,152,912	41.9%
United Kingdom	415,396,583	18.1
Australia	177,705,547	7.8
Canada	141,904,014	6.2
Germany	115,876,438	5.1
Netherlands	95,515,896	4.2
New Zealand	85,751,467	3.7
France	72,362,331	3.2
Ireland	55,768,635	2.4
Switzerland	51,872,396	2.3
Sweden	41,675,047	1.8
Spain	34,213,407	1.5
Luxembourg	26,269,976	1.1
Bermuda	9,801,849	0.4
Belgium	6,399,457	0.3

Total	$2,288,665,955	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 6.8%
Money Markets - 6.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$106,854	$(1,888)	$1,403	$156,567,303
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,820∆	-	-	1,386,000
Total Affiliated Investments - 6.9%	$109,674	$(1,888)	$1,403	$157,953,303

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 6.8%
Money Markets - 6.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	-	825,733,948	(669,166,160)	156,567,303
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	21,407,530	(20,021,530)	1,386,000

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/28/21	7,611,556	$(5,844,465)	$(63,404)
Australian Dollar	4/28/21	(381,324,795)	294,524,077	4,903,741
British Pound	4/28/21	11,860,549	(16,265,265)	84,735
British Pound	4/28/21	1,398,997	(1,931,093)	(2,549)
British Pound	4/28/21	(247,849,551)	344,623,530	2,958,049
British Pound	4/28/21	(11,702,922)	16,060,630	(72,079)
Canadian Dollar	4/28/21	42,588	(33,939)	(43)
Canadian Dollar	4/28/21	(132,657,282)	106,425,651	841,094
Euro	4/28/21	1,562,665	(1,861,631)	(28,253)
Euro	4/28/21	(366,871,045)	436,859,502	6,432,710
New Zealand Dollar	4/28/21	(121,115,115)	86,376,603	1,821,918
Swedish Krona	4/28/21	(255,956,114)	30,059,774	732,625
Total				$17,608,544

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year Australian Bond	1,980	6/15/21	$207,670,263	$(922,488)	$(1,582,471)
Long Gilt	539	6/30/21	94,793,805	(805,613)	(844,435)
Total				$(1,728,101)	$(2,426,906)

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital, Inc:

Renault SA, Fixed Rate 1.00%, Paid Quarterly	12/20/21	(3,000,000)	EUR	$10,704	$(19,204)	$(8,500)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Credit default swaps, sell protection	$ 7,568,236
Credit default swaps, buy protection	5,360
Forward foreign currency exchange contracts, purchased	14,137,615
Forward foreign currency exchange contracts, sold	973,562,426
Futures contracts, purchased	67,967,743
Futures contracts, sold	172,540,028
Purchased options contracts, call	16,406

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $454,596,933, which represents 19.6% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$10,457,850	$-
Bank Loans and Mezzanine Loans	-	62,853,779	-
Corporate Bonds	-	1,460,192,657	-
Foreign Government Bonds	-	551,596,241	-
United States Treasury Notes/Bonds	-	45,101,562	-
Investment Companies	-	156,567,303	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,732,500	-
Exchange-Traded Purchased Options – Calls	164,063	-	-
Total Investments in Securities	$164,063	$2,288,501,892	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	17,774,872	-
Total Assets	$164,063	$2,306,276,764	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$166,328	$-
Outstanding Swap Contracts, at Value	-	8,500	-
Variation Margin Payable	2,426,906	-	-
Total Liabilities	$2,426,906	$174,828	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70259 05-21